Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	$614	$619,010
2.70%, 05/01/22(a)	2,864	2,911,457
General Dynamics Corp., 2.25%, 11/15/22
(Call 08/15/22)(a)	4,337	4,427,904
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	3,424	3,508,093
2.80%, 03/15/22 (Call 02/15/22)(a)	3,625	3,674,191
		15,140,655
Agriculture — 1.1%
Altria Group Inc., 2.85%, 08/09/22	4,155	4,261,410
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	359	366,973
Bunge Ltd. Finance Corp., 3.00%, 09/25/22
(Call 08/25/22)(a)	2,315	2,375,514
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	3,762	3,839,911
2.50%, 08/22/22	2,877	2,947,544
2.50%, 11/02/22 (Call 10/02/22)	1,634	1,676,647
2.63%, 02/18/22 (Call 01/18/22)	1,874	1,894,427
		17,362,426
Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series
2007-1, Class A, 5.98%, 04/19/22(a)	395	400,897
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	1,059	1,086,704
		1,487,601
Apparel — 0.5%
Ralph Lauren Corp., 1.70%, 06/15/22(a)	2,840	2,874,733
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,291	1,316,175
VF Corp., 2.05%, 04/23/22(a)	3,562	3,605,278
		7,796,186
Auto Manufacturers — 3.8%
American Honda Finance Corp.
0.40%, 10/21/22(a)	2,015	2,018,970
1.95%, 05/20/22	1,888	1,914,319
2.20%, 06/27/22	2,611	2,658,102
2.60%, 11/16/22	2,611	2,690,348
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	4,763	4,868,453
3.45%, 01/14/22 (Call 12/14/21)	4,376	4,424,661
3.45%, 04/10/22 (Call 02/10/22)	4,454	4,524,373
3.55%, 07/08/22	5,417	5,572,251
PACCAR Financial Corp.
2.00%, 09/26/22	905	922,675
2.30%, 08/10/22	1,018	1,039,256
2.65%, 05/10/22(a)	1,935	1,971,842
2.85%, 03/01/22	725	736,201
Toyota Motor Corp., 2.16%, 07/02/22(a)	1,891	1,925,662
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	4,285	4,293,099
0.45%, 07/22/22	2,566	2,573,108
1.15%, 05/26/22(a)	4,222	4,254,552
2.15%, 09/08/22	2,270	2,317,420
2.60%, 01/11/22	3,470	3,505,880
2.65%, 04/12/22	2,539	2,581,985
2.80%, 07/13/22	1,550	1,588,300
3.30%, 01/12/22	3,097	3,138,748
		59,520,205
Security	Par (000)	Value

Banks — 28.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	$3,271	$3,348,588
2.63%, 05/19/22(a)	2,180	2,222,336
2.63%, 11/09/22(a)	4,373	4,505,021
Banco Santander SA, 3.50%, 04/11/22	3,882	3,967,986
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	7,450	7,486,356
5.70%, 01/24/22(a)	3,905	4,007,311
Bank of Montreal
2.05%, 11/01/22(a)	2,146	2,194,779
2.35%, 09/11/22(a)	4,460	4,564,498
2.55%, 11/06/22 (Call 10/06/22)	3,650	3,749,937
2.90%, 03/26/22(a)	5,587	5,685,666
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22(a)	3,839	3,909,369
2.60%, 02/07/22 (Call 01/07/22)(a)	3,958	3,999,044
Bank of Nova Scotia (The)
2.00%, 11/15/22	3,828	3,914,436
2.45%, 09/19/22(a)	3,448	3,535,303
2.70%, 03/07/22(a)	5,065	5,140,519
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)(a)	7,528	7,605,538
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	2,833	2,894,816
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	4,622	4,716,751
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	95	96,774
2.65%, 08/08/22 (Call 07/08/22)	285	291,233
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	8,529	8,761,245
2.75%, 04/25/22 (Call 03/25/22)(a)	8,435	8,570,129
4.05%, 07/30/22	3,133	3,247,386
4.50%, 01/14/22	7,264	7,402,597
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)(a)	2,038	2,073,889
3.25%, 02/14/22 (Call 01/14/22)	2,291	2,321,883
Cooperatieve Rabobank U.A.
3.88%, 02/08/22(a)	8,545	8,707,868
3.95%, 11/09/22	5,687	5,941,891
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22(a)	1,400	1,415,316
Credit Suisse AG/New York NY, 2.80%, 04/08/22	5,754	5,855,270
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	7,294	7,572,995
Deutsche Bank AG/New York NY
3.30%, 11/16/22	4,268	4,412,173
Series D, 5.00%, 02/14/22(a)	4,163	4,261,164
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	3,092	3,148,645
3.50%, 03/15/22 (Call 02/15/22)(a)	1,862	1,894,343
First Republic Bank/CA, 2.50%, 06/06/22
(Call 05/06/22)(a)	1,909	1,941,071
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	19,983	20,505,755
HSBC Holdings PLC, 4.00%, 03/30/22(a)	3,766	3,858,606
Huntington Bancshares Inc./OH, 2.30%, 01/14/22
(Call 12/14/21)(a)	3,151	3,174,979
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	2,056	2,099,176
3.13%, 04/01/22 (Call 03/01/22)(a)	1,907	1,938,999
ING Groep NV, 3.15%, 03/29/22(a)	5,137	5,234,141
JPMorgan Chase & Co.
3.25%, 09/23/22	10,149	10,495,690
4.50%, 01/24/22(a)	7,669	7,826,138

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	$2,765	$2,827,074
2.40%, 06/09/22	2,526	2,572,883
3.18%, 05/22/22(a)	1,137	1,163,879
3.30%, 02/01/22(a)	1,861	1,889,417
Lloyds Bank PLC, 2.25%, 08/14/22	928	946,662
Lloyds Banking Group PLC, 3.00%, 01/11/22(a)	6,283	6,359,024
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)(a)	2,941	2,988,262
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	8,415	8,606,357
2.67%, 07/25/22	7,755	7,937,708
3.00%, 02/22/22	3,132	3,180,358
3.22%, 03/07/22	4,673	4,755,946
Mizuho Financial Group Inc.
2.60%, 09/11/22	3,752	3,847,638
2.95%, 02/28/22(a)	5,732	5,821,648
Morgan Stanley
2.75%, 05/19/22(a)	11,197	11,422,732
4.88%, 11/01/22	7,581	7,994,468
MUFG Americas Holdings Corp., 3.50%, 06/18/22	620	637,614
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	4,975	5,087,485
3.15%, 04/01/22 (Call 03/01/22)	3,417	3,475,465
National Australia Bank Ltd./New York
1.88%, 12/13/22	2,082	2,129,782
2.50%, 05/22/22(a)	3,162	3,220,655
2.80%, 01/10/22(a)	2,985	3,019,178
Natwest Group PLC, 6.13%, 12/15/22	2,180	2,337,352
Northern Trust Corp., 2.38%, 08/02/22	2,274	2,322,323
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(a)	2,711	2,766,630
2.63%, 02/17/22 (Call 01/18/22)(a)	3,632	3,672,352
2.70%, 11/01/22 (Call 10/01/22)	4,514	4,643,552
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(b)	2,041	2,108,557
3.30%, 03/08/22 (Call 02/06/22)(a)	2,382	2,419,231
Royal Bank of Canada
2.75%, 02/01/22(a)	4,017	4,068,418
2.80%, 04/29/22(a)	4,406	4,490,904
Santander Holdings USA Inc., 3.70%, 03/28/22
(Call 02/28/22)	3,500	3,563,140
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	1,680	1,705,822
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	3,282	3,375,373
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	5,043	5,162,519
2.78%, 10/18/22	4,740	4,882,484
2.85%, 01/11/22(a)	3,148	3,184,076
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,992	3,053,994
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,703	1,749,492
Toronto-Dominion Bank (The), 1.90%, 12/01/22	5,978	6,110,413
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)(a)	3,707	3,781,659
2.63%, 01/15/22 (Call 12/15/21)	2,409	2,430,440
2.80%, 05/17/22 (Call 04/17/22)	5,128	5,222,150
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)	3,798	3,836,170
2.75%, 04/01/22 (Call 03/01/22)	3,800	3,856,354
3.05%, 06/20/22 (Call 05/20/22)	4,727	4,833,357
3.95%, 03/22/22 (Call 02/22/22)(a)	1,140	1,163,450
	Par
Security	(000)	Value

Banks (continued)
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	$5,369	$5,497,856
3.00%, 03/15/22 (Call 02/15/22)(a)	2,950	2,993,807
Series V, 2.63%, 01/24/22 (Call 12/23/21)	6,387	6,447,868
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)(a)	2,637	2,653,560
2.65%, 05/23/22 (Call 04/22/22)(a)	3,193	3,248,718
Wells Fargo & Co.
2.63%, 07/22/22	2,150	2,200,009
3.50%, 03/08/22(a)	30,708	31,306,192
Westpac Banking Corp.
2.50%, 06/28/22(a)	4,114	4,200,065
2.80%, 01/11/22(a)	3,556	3,596,183
		449,266,315
Beverages — 1.3%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	769	780,866
Constellation Brands Inc.
2.65%, 11/07/22 (Call 08/25/21)(a)	2,879	2,956,618
2.70%, 05/09/22 (Call 08/25/21)	1,949	1,979,287
Diageo Investment Corp.
2.88%, 05/11/22(a)	3,973	4,053,294
8.00%, 09/15/22(a)	303	328,785
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	1,642	1,680,177
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)(a)	2,471	2,505,545
2.75%, 03/05/22(a)	4,011	4,071,646
3.10%, 07/17/22 (Call 05/17/22)	2,692	2,754,212
		21,110,430
Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	5,347	5,435,921
2.70%, 05/01/22 (Call 03/01/22)	1,912	1,938,978
3.63%, 05/15/22 (Call 02/15/22)(a)	2,606	2,652,152
Biogen Inc., 3.63%, 09/15/22	4,134	4,284,643
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	1,785	1,800,101
3.25%, 09/01/22 (Call 07/01/22)(a)	3,906	4,012,243
		20,124,038
Chemicals — 1.6%
Cabot Corp., 3.70%, 07/15/22	604	621,945
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	2,011	2,114,808
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	2,918	2,991,504
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	2,357	2,403,480
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)(a)	300	302,559
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	1,815	1,843,514
2.45%, 02/15/22 (Call 11/15/21)(a)	2,226	2,240,180
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	6,099	6,302,645
NewMarket Corp., 4.10%, 12/15/22	909	951,405
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	2,142	2,195,871
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	997	1,026,132
Sherwin-Williams Co. (The), 4.20%, 01/15/22
(Call 10/15/21)	2,566	2,586,246
		25,580,289
Commercial Services — 1.0%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	2,074	2,149,535
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	2,103	2,135,471
3.25%, 06/01/22 (Call 03/01/22)(a)	360	366,156

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	$2,186	$2,256,717
Moody's Corp., 4.50%, 09/01/22 (Call 06/01/22)	2,160	2,233,181
PayPal Holdings Inc., 2.20%, 09/26/22	4,229	4,324,533
Verisk Analytics Inc., 4.13%, 09/12/22	1,627	1,691,543
		15,157,136
Computers — 3.5%
Apple Inc.
1.70%, 09/11/22	3,621	3,681,217
2.10%, 09/12/22 (Call 08/12/22)(a)	3,468	3,535,002
2.15%, 02/09/22(a)	3,731	3,768,944
2.30%, 05/11/22 (Call 04/11/22)(a)	2,680	2,718,887
2.50%, 02/09/22 (Call 01/09/22)	4,715	4,763,517
2.70%, 05/13/22	4,181	4,262,780
Genpact Luxembourg Sarl, 3.70%, 04/01/22
(Call 03/01/22)	822	836,451
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)	5,815	6,049,752
HP Inc., 4.05%, 09/15/22	2,412	2,508,432
International Business Machines Corp.
1.88%, 08/01/22	3,560	3,617,814
2.50%, 01/27/22	4,977	5,032,693
2.85%, 05/13/22	10,339	10,552,707
2.88%, 11/09/22	4,160	4,296,448
		55,624,644
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,028	1,054,543
Procter & Gamble Co. (The)
2.15%, 08/11/22	5,254	5,359,711
2.30%, 02/06/22(a)	2,551	2,579,061
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	2,621	2,656,986
3.00%, 03/07/22(a)	2,196	2,232,607
		13,882,908
Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)(a)	2,150	2,195,257
4.63%, 07/01/22(a)	1,472	1,526,317
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	2,500	2,545,600
3.50%, 01/15/22(a)	2,478	2,513,262
3.75%, 02/01/22 (Call 12/01/21)(a)	1,671	1,689,030
Ally Financial Inc.
4.13%, 02/13/22	1,625	1,656,590
4.63%, 05/19/22	2,300	2,376,314
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	6,343	6,473,476
2.65%, 12/02/22	6,776	6,991,070
2.75%, 05/20/22 (Call 04/20/22)(a)	4,820	4,906,423
American Express Credit Corp., 2.70%, 03/03/22
(Call 01/31/22)	4,740	4,798,444
Ameriprise Financial Inc., 3.00%, 03/22/22	2,984	3,037,085
Capital One Financial Corp., 3.05%, 03/09/22
(Call 02/09/22)	3,261	3,307,828
CME Group Inc., 3.00%, 09/15/22	3,940	4,058,515
Discover Financial Services
3.85%, 11/21/22(a)	3,122	3,260,586
5.20%, 04/27/22	1,530	1,583,412
Franklin Resources Inc., 2.80%, 09/15/22(a)	1,055	1,084,107
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc., 2.35%, 09/15/22
(Call 08/15/22)	$2,577	$2,630,705
International Lease Finance Corp., 5.88%, 08/15/22	3,890	4,100,877
Invesco Finance PLC, 3.13%, 11/30/22	1,744	1,806,575
ORIX Corp., 2.90%, 07/18/22	2,264	2,319,876
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	2,825	2,887,856
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	3,436	3,505,373
2.80%, 12/14/22 (Call 10/14/22)	7,490	7,723,014
		78,977,592
Electric — 5.5%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,165	1,191,725
Alabama Power Co., Series 17-A, 2.45%, 03/30/22
(Call 02/28/22)(a)	1,891	1,915,167
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	1,440	1,469,534
American Electric Power Co. Inc., Series F, 2.95%,
12/15/22 (Call 09/15/22)	1,796	1,846,611
CenterPoint Energy Houston Electric LLC, 2.25%,
08/01/22 (Call 05/01/22)	690	699,991
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	2,656	2,712,148
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,103	1,113,048
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,993	2,033,199
DTE Energy Co.
2.25%, 11/01/22(a)	2,097	2,144,875
Series H, 0.55%, 11/01/22	2,841	2,849,949
Duke Energy Carolinas LLC, 3.35%, 05/15/22(a)	758	776,965
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	1,538	1,568,514
3.05%, 08/15/22 (Call 05/15/22)	2,809	2,867,905
Duke Energy Progress LLC, 2.80%, 05/15/22
(Call 02/15/22)	2,010	2,037,477
Edison International
2.40%, 09/15/22 (Call 08/15/22)	1,555	1,579,989
3.13%, 11/15/22 (Call 10/15/22)	999	1,028,061
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	2,899	2,981,795
Eversource Energy, Series K, 2.75%, 03/15/22
(Call 02/15/22)	3,458	3,503,749
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	4,338	4,436,212
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	1,163	1,181,689
4.25%, 06/15/22 (Call 03/15/22)	2,130	2,181,184
Georgia Power Co., 2.85%, 05/15/22(a)	1,407	1,436,237
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	2,523	2,591,954
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	1,872	1,885,722
2.30%, 09/15/22 (Call 08/15/22)(a)	1,197	1,221,527
2.40%, 04/25/22 (Call 03/25/22)	1,608	1,630,560
3.05%, 02/15/22 (Call 11/15/21)	1,089	1,097,636
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	1,165	1,185,667
2.90%, 04/01/22	5,676	5,775,727
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/15/22)	1,230	1,242,300
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)(a)	1,274	1,298,410
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	1,625	1,659,353
7.00%, 09/01/22	1,747	1,872,801
Pacific Gas & Electric Co., 1.75%, 06/16/22
(Call 08/10/21)	7,405	7,399,298

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	$978	$984,465
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)(a)	960	976,944
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	2,006	2,029,711
Public Service Co. of Colorado, 2.25%, 09/15/22
(Call 03/15/22)	1,129	1,142,763
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)(a)	2,894	2,975,842
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	1,705	1,765,306
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	2,643	2,700,115
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)(a)	1,070	1,077,244
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	503	505,671
3.45%, 09/01/22 (Call 06/01/22)	408	418,404
		86,993,444
Electronics — 1.0%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)(a)	820	832,366
Avnet Inc., 4.88%, 12/01/22(a)	1,277	1,347,873
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)(a)	6,857	6,857,754
2.15%, 08/08/22 (Call 07/08/22)	3,089	3,145,467
Jabil Inc., 4.70%, 09/15/22	2,316	2,423,625
Tyco Electronics Group SA, 3.50%, 02/03/22
(Call 11/03/21)(a)	543	547,311
		15,154,396
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	2,805	2,867,748

Food — 1.3%
Campbell Soup Co., 2.50%, 08/02/22	2,218	2,264,578
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	2,017	2,067,042
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	1,665	1,702,646
3.40%, 04/15/22 (Call 01/15/22)	1,511	1,531,912
McCormick & Co. Inc./MD, 2.70%, 08/15/22
(Call 07/15/22)	3,306	3,381,046
Mondelez International Inc., 0.63%, 07/01/22	5,038	5,057,094
Sysco Corp., 2.60%, 06/12/22(a)	1,678	1,710,838
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(a)	3,608	3,699,535
		21,414,691
Health Care - Products — 0.6%
Abbott Laboratories, 2.55%, 03/15/22	2,840	2,881,208
Boston Scientific Corp., 3.38%, 05/15/22	744	761,343
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	3,356	3,432,349
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22
(Call 02/01/22)	2,892	2,932,719
		10,007,619
Health Care - Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	5,178	5,306,207
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)(a)	2,809	2,901,641
3.13%, 05/15/22	3,221	3,292,957
CommonSpirit Health, 2.95%, 11/01/22	1,527	1,571,894
Dignity Health, 3.13%, 11/01/22	130	134,205
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	1,654	1,706,696
3.15%, 12/01/22 (Call 09/01/22)	2,665	2,744,097
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	752	768,010
	Par
Security	(000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
2.38%, 10/15/22	$2,760	$2,829,911
2.88%, 03/15/22 (Call 12/15/21)(a)	4,030	4,069,978
3.35%, 07/15/22	4,570	4,706,369
		30,031,965
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)(a)	2,096	2,119,308
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	1,840	1,890,103
		4,009,411
Home Builders — 0.5%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)(a)	1,592	1,645,014
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)(a)	4,040	4,213,235
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	2,182	2,249,533
		8,107,782
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	336	343,358
Whirlpool Corp., 4.70%, 06/01/22(a)	794	821,568
		1,164,926
Household Products & Wares — 0.4%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	1,575	1,605,209
2.88%, 10/01/22	1,026	1,056,011
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	2,384	2,441,454
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	932	943,920
		6,046,594
Insurance — 1.8%
Alleghany Corp., 4.95%, 06/27/22(a)	949	987,017
American International Group Inc., 4.88%, 06/01/22	6,345	6,579,131
Aon Corp., 2.20%, 11/15/22	2,774	2,840,798
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	3,544	3,621,436
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	2,554	2,593,945
Chubb INA Holdings Inc., 2.88%, 11/03/22
(Call 09/03/22)(a)	1,314	1,351,935
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	529	539,178
Fidelity National Financial Inc., 5.50%, 09/01/22	2,094	2,206,448
Globe Life Inc., 3.80%, 09/15/22	50	51,860
Lincoln National Corp., 4.20%, 03/15/22(a)	1,225	1,253,604
Markel Corp., 4.90%, 07/01/22(a)	1,679	1,745,522
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)(a)	1,713	1,730,747
Primerica Inc., 4.75%, 07/15/22	490	508,850
Principal Financial Group Inc., 3.30%, 09/15/22	1,472	1,519,266
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	646	676,284
WR Berkley Corp., 4.63%, 03/15/22	1,077	1,104,474
		29,310,495
Internet — 1.5%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	6,185	6,337,522
Baidu Inc.
2.88%, 07/06/22	3,255	3,322,151
3.50%, 11/28/22(a)	2,792	2,891,451
E*TRADE Financial Corp., 2.95%, 08/24/22
(Call 07/24/22)	3,342	3,427,589
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	2,350	2,387,553
3.80%, 03/09/22 (Call 02/09/22)(a)	2,672	2,719,027
TD Ameritrade Holding Corp., 2.95%, 04/01/22
(Call 02/01/22)(a)	2,814	2,851,820
		23,937,113

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	$2,540	$2,623,845

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22
(Call 12/15/21)	1,150	1,156,406

Machinery — 2.9%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	5,486	5,595,501
Caterpillar Financial Services Corp.
0.95%, 05/13/22	3,467	3,487,906
1.90%, 09/06/22(a)	3,054	3,111,263
1.95%, 11/18/22(a)	3,402	3,479,123
2.40%, 06/06/22	1,961	1,997,318
2.55%, 11/29/22(a)	2,843	2,931,133
2.85%, 06/01/22(a)	1,563	1,597,198
2.95%, 02/26/22(a)	2,447	2,485,149
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	1,998	2,048,689
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	3,764	3,819,030
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	1,178	1,206,543
John Deere Capital Corp.
0.55%, 07/05/22	1,905	1,912,106
1.95%, 06/13/22	1,646	1,671,052
2.15%, 09/08/22	2,348	2,398,271
2.65%, 01/06/22(a)	2,220	2,243,354
2.75%, 03/15/22(a)	1,467	1,490,589
2.95%, 04/01/22(a)	2,272	2,313,600
3.20%, 01/10/22(a)	1,731	1,753,797
		45,541,622
Manufacturing — 0.9%
3M Co., 2.00%, 06/26/22	3,248	3,300,585
Carlisle Companies Inc., 3.75%, 11/15/22
(Call 08/15/22)(a)	136	140,666
Eaton Corp., 2.75%, 11/02/22	6,865	7,073,696
General Electric Co.
2.70%, 10/09/22	1,865	1,915,541
3.15%, 09/07/22	317	326,878
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	2,096	2,169,465
		14,926,831
Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	11,417	11,781,317
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	4,014	4,485,765
Fox Corp., 3.67%, 01/25/22	2,360	2,398,161
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	3,525	3,619,964
2.45%, 03/04/22(a)	2,018	2,044,698
2.55%, 02/15/22	367	371,624
Walt Disney Co. (The)
1.65%, 09/01/22	1,664	1,690,208
3.00%, 09/15/22	3,279	3,378,321
		29,770,058
Mining — 0.2%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22(a)	2,630	2,669,003
Newmont Corp., 3.50%, 03/15/22 (Call 12/15/21)	57	57,639
Southern Copper Corp., 3.50%, 11/08/22	899	930,564
		3,657,206
Oil & Gas — 2.8%
BP Capital Markets PLC, 2.50%, 11/06/22(a)	3,855	3,965,754
	Par
Security	(000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$3,140	$3,200,853
3.95%, 04/15/22 (Call 01/15/22)	1,570	1,593,550
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	7,167	7,335,783
2.41%, 03/03/22 (Call 01/03/22)(a)	2,876	2,902,891
2.50%, 03/03/22 (Call 02/03/22)	2,362	2,388,572
Chevron USA Inc., 0.33%, 08/12/22	337	337,563
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	780	797,948
Exxon Mobil Corp.
1.90%, 08/16/22	3,919	3,988,876
2.40%, 03/06/22 (Call 01/06/22)	3,179	3,209,232
Phillips 66, 4.30%, 04/01/22	6,408	6,574,224
Shell International Finance BV, 2.38%, 08/21/22	4,795	4,903,031
TotalEnergies Capital International SA, 2.88%, 02/17/22(a)	3,872	3,927,060
		45,125,337
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	5,448	5,619,449

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22	1,637	1,678,940

Pharmaceuticals — 8.4%
AbbVie Inc.
2.30%, 11/21/22	9,742	9,986,719
2.90%, 11/06/22	12,047	12,429,372
3.20%, 11/06/22 (Call 09/06/22)	2,979	3,071,349
3.25%, 10/01/22 (Call 07/01/22)	14,326	14,705,496
3.45%, 03/15/22 (Call 01/15/22)(a)	7,568	7,676,374
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	4,675	4,754,195
Becton Dickinson and Co., 2.89%, 06/06/22
(Call 05/06/22)	6,056	6,175,303
Bristol-Myers Squibb Co.
2.00%, 08/01/22	2,358	2,399,972
2.60%, 05/16/22	4,954	5,048,869
3.25%, 08/15/22	2,760	2,844,980
3.55%, 08/15/22(a)	3,230	3,339,368
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)(a)	2,470	2,514,262
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	1,773	1,832,750
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	4,329	4,443,935
3.50%, 07/20/22 (Call 05/20/22)	5,484	5,624,555
4.75%, 12/01/22 (Call 09/01/22)(a)	1,977	2,069,998
Eli Lilly & Co., 2.35%, 05/15/22(a)	3,594	3,655,421
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,787	6,924,980
2.88%, 06/01/22 (Call 05/01/22)(a)	5,100	5,201,490
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)(a)	3,360	3,395,650
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	1,826	1,872,800
Merck & Co. Inc.
2.35%, 02/10/22(a)	3,795	3,837,428
2.40%, 09/15/22 (Call 06/15/22)	3,510	3,577,603
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	4,420	4,489,703
2.40%, 09/21/22	4,013	4,111,760
Pfizer Inc., 2.80%, 03/11/22(a)	1,923	1,952,999
Viatris Inc., 1.13%, 06/22/22(c)	4,429	4,455,840
		132,393,171

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	$3,140	$3,209,394
Energy Transfer LP
4.65%, 02/15/22	861	880,269
5.20%, 02/01/22 (Call 11/01/21)	2,947	2,980,743
Energy Transfer LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	2,589	2,689,686
5.88%, 03/01/22 (Call 12/01/21)	2,898	2,948,251
Enterprise Products Operating LLC
3.50%, 02/01/22	2,246	2,281,644
4.05%, 02/15/22	2,306	2,351,590
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	3,685	3,793,892
4.15%, 03/01/22	1,309	1,337,615
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	2,208	2,290,270
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	1,413	1,426,014
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	3,606	3,699,467
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	2,138	2,175,864
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,731	2,787,887
TransCanada PipeLines Ltd., 2.50%, 08/01/22	4,479	4,576,329
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,828	2,893,807
3.60%, 03/15/22 (Call 01/15/22)	4,227	4,287,700
		46,610,422
Real Estate Investment Trusts — 1.4%
American Tower Corp.
2.25%, 01/15/22	1,795	1,810,329
4.70%, 03/15/22(a)	2,439	2,503,121
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)	1,767	1,807,623
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	459	472,403
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	2,612	2,697,125
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	1,150	1,183,936
4.15%, 02/01/22 (Call 12/01/21)(a)	1,122	1,135,183
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	2,424	2,477,789
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	375	379,909
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	2,730	2,744,251
2.63%, 06/15/22 (Call 03/15/22)(a)	1,902	1,930,340
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	2,209	2,273,989
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	40	41,526
Washington REIT, 3.95%, 10/15/22 (Call 08/26/21)(a)	1,000	1,039,630
		22,497,154
Retail — 2.1%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)(a)	1,725	1,751,220
Costco Wholesale Corp., 2.30%, 05/18/22
(Call 04/18/22)(a)	3,107	3,153,823
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	5,239	5,335,240
3.25%, 03/01/22(a)	2,095	2,132,312
Lowe's Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)(a)	2,865	2,902,761
McDonald's Corp., 2.63%, 01/15/22	4,705	4,755,955
O'Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	1,035	1,063,483
Starbucks Corp.
1.30%, 05/07/22	1,965	1,980,976
	Par
Security	(000)	Value

Retail (continued)
2.70%, 06/15/22 (Call 04/15/22)(a)	$1,972	$2,005,642
Target Corp., 2.90%, 01/15/22(a)	3,281	3,320,503
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	5,115	5,256,634
		33,658,549
Savings & Loans — 0.2%
People's United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	2,864	2,962,149

Semiconductors — 1.3%
Advanced Micro Devices Inc., 7.50%, 08/15/22	240	256,354
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%,
01/15/22 (Call 12/15/21)	50	50,415
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	2,505	2,542,625
2.70%, 12/15/22	5,616	5,805,315
3.10%, 07/29/22	3,252	3,345,332
QUALCOMM Inc., 3.00%, 05/20/22(a)	6,580	6,725,813
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	2,582	2,612,261
		21,338,115
Software — 3.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	1,645	1,700,815
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(a)	3,215	3,308,203
Microsoft Corp.
2.13%, 11/15/22(a)	1,930	1,977,478
2.38%, 02/12/22 (Call 01/12/22)	4,730	4,776,969
2.40%, 02/06/22 (Call 01/06/22)(a)	5,109	5,157,229
2.65%, 11/03/22 (Call 09/03/22)(a)	3,717	3,817,507
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)(a)	8,056	8,165,723
2.50%, 10/15/22	9,934	10,188,211
Roper Technologies Inc.
0.45%, 08/15/22	2,148	2,150,234
3.13%, 11/15/22 (Call 08/15/22)	1,511	1,554,275
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	6,327	6,482,328
		49,278,972
Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22	6,040	6,188,221
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	4,115	4,218,904
3.00%, 06/30/22 (Call 04/30/22)	7,464	7,613,952
Cisco Systems Inc., 3.00%, 06/15/22(a)	2,892	2,961,090
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	3,684	3,781,884
Vodafone Group PLC, 2.50%, 09/26/22	3,030	3,103,962
		27,868,013
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	1,047	1,074,955

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)(a)	1,736	1,753,950
3.05%, 09/01/22 (Call 06/01/22)(a)	2,499	2,555,802
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	786	806,004
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	2,447	2,474,896
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,141	1,165,338
2.80%, 03/01/22 (Call 02/01/22)	945	956,434
2.88%, 06/01/22 (Call 05/01/22)(a)	2,063	2,102,630

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
Union Pacific Corp.
2.95%, 03/01/22(a)	$1,703	$1,729,720
4.16%, 07/15/22 (Call 04/15/22)	2,817	2,893,707
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	2,473	2,510,293
2.45%, 10/01/22(a)	3,800	3,896,862
		22,845,636
Total Corporate Bonds & Notes — 96.7%
(Cost: $1,513,361,593)	.	1,530,703,439

Short-Term Investments

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	134,930	134,997,204
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	59,966	59,966,000
		194,963,204
Total Short-Term Investments — 12.3%
(Cost: $194,938,952)		194,963,204

Total Investments in Securities — 109.0%
(Cost: $1,708,300,545)		1,725,666,643

Other Assets, Less Liabilities — (9.0)%		(142,961,652)

Net Assets — 100.0%		$1,582,704,991

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$36,583,415	$98,432,464	(a)	$—	$(10,482)	$(8,193	$134,997,204	134,930	$105,428	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	30,876,000	29,090,000	(a)	—	—	—	59,966,000	59,966	6,077		—
					$(10,482)	$(8,193)	$194,963,204		$111,505		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,530,703,439	$—	$1,530,703,439
Money Market Funds	194,963,204	—	—	194,963,204
	$194,963,204	$1,530,703,439	$—	$1,725,666,643

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust